Troubled Debt Restructures	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Troubled Debt Restructures

Note 5 – Troubled Debt Restructures

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification involves providing a concession to the existing loan contract. The Company offers various types of concessions when modifying loans to troubled borrowers, however, forgiveness of principal is rarely granted. Concessions offered are term extensions, capitalizing accrued interest, reducing interest rates to below current market rates or a combination of any of these. Combinations from time to time may include allowing a customer to be placed on interest-only payments. The presentations below in the “other” category are TDRs with a combination of concessions. At the time of a TDR, additional collateral or a guarantor may be requested.

Loans modified as TDRs are typically already on non-accrual status and in some cases, partial chargeoffs may have already been taken against the outstanding loan balance. The Company classifies TDR loans as impaired loans and evaluates the need for an allowance for loan loss on a loan-by-loan basis. An allowance is based on either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the estimated fair value of the underlying collateral less any selling costs, if the loan is deemed to be collateral dependent.

For the twelve months ended December 31, 2020, 2019 and 2018, the following table presents a breakdown of the types of concessions made by loan class:

Year Ended December 31, 2020
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	—	$—	$—
Other:
Commercial	1	$649	$649
Real estate - commercial	1	829	829
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	4	486	486
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	6	$1,964	$1,964
Total	6	$1,964	$1,964

Note 5 – Troubled Debt Restructures (Continued)

Year Ended December 31, 2019
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	—	$—	$—
Other:
Commercial	1	$50	$4
Real estate - commercial	1	1,629	838
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	3	261	219
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	5	$1,940	$1,061
Total	5	$1,940	$1,061

Year Ended December 31, 2018
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	—	$—	$—
Other:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	6	434	387
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	6	$434	$387
Total	6	$434	$387

Note 5 – Troubled Debt Restructures (Continued)

During the twelve months ended December 31, 2020, there was one TDR for which there was a payment default. There was one payment default in 2019 and one payment default on a TDR in 2018. The outstanding balance of TDRs at December 31, 2020 was $4.4 million of which $46,000 was in non-accrual status. Comparatively, the outstanding balance at December 31, 2019 was $3.9 million of which $26,000 was in non-accrual status.

A default on a troubled debt restructure is defined as being past due 90 days or being out of compliance with the modification agreement. As previously mentioned, the Company considers TDRs to be impaired loans and has $137,000 in the allowance for loan loss as of December 31, 2020, as a direct result of these TDRs. At December 31, 2019 and 2018 there was $117,000 and $144,000 in the allowance for loan loss related to TDRs, respectively.

The following table presents the successes and failures of the types of modifications within the previous twelve months as of December 31, 2020, 2019 and 2018:

	Paid In Full		Paying as restructured		Converted to non-accrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2020
Below market interest rate	—	$—	1	$219	—	$—	—	$—
Extended payment terms	—	—	—	—	—	—	—	—
Other	5	374	5	1,745	—	—	1	41
Total	5	$374	6	$1,964	—	$—	1	$41

	Paid In Full		Paying as restructured		Converted to non-accrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2019
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	1	37	5	1,940	—	—	—	—
Total	1	$37	5	$1,940	—	$—	—	$—

	Paid In Full		Paying as restructured		Converted to non-accrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2018
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	8	1,056	6	434	—	—	1	242
Total	8	$1,056	6	$434	—	$—	1	$242

Effective March 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), which was signed into law on March 27, 2020, allows the Company to suspend the TDR classifications described above in an effort to provide relief to borrowers impacted by COVID-19. The Consolidated Appropriations Act, 2021 (CAA), which was signed into law on December 27, 2020, extends the expiration of TDR suspensions as set forth in the CARES Act. The Company has elected to adopt this suspension until January 1, 2022 or 60 days after the national emergency terminates, per the CAA. Modifications of loans subsequent to March 1, 2020 for COVID-19 reasons, and that were current as of December 31, 2019, are not considered TDRs and are tracked internally as “COVID-19 Modifications”.

The Company initially provided up to a three-month deferral period or conversion to interest only repayment for up to three months. Additional extensions have been considered. Loans are reviewed on a case-by-case basis and the Company will work with borrowers that express an interest in the assistance program. As of December 31, 2020, the Company had 3 current outstanding modified loans with a recorded investment of $4.4 million. All 3 loans under accommodation had entered payment deferral a second time. Additionally, 202 previously modified loans with outstanding balances totaling $52.0 million have come out of deferment. Of the loans removed from deferment, 18 with balances totaling $4.1 million were paid-off, 179 loans totaling $47.6 million were out of accommodation and current at December 31, 2020 and 5 loans totaling $385,000 were removed due to noncompliance.

Note 5 – Troubled Debt Restructures (Continued)

As of December 31, 2020, the Company’s remaining modified loans for COVID-19 related reasons are disclosed in the table below:

	Interest only		Payment deferral		Other		Total COVID-19 modifications
	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments
(dollars in thousands)
December 31, 2020

Commercial	—	$—	—	$—	—	$—	—	$—
Real estate - commercial	1	4,224	1	126	—	—	2	4,350
Other real estate construction	—	—	—	—	—	—	—	—
Other loans	—	—	—	—	—	—	—	—
Real estate – residential	—	—	—	—	—	—	—	—
Home equity	—	—	—	—	—	—	—	—
Consumer loans	—	—	1	12	—	—	1	12
Total	1	4,224	2	138	—	—	3	4,362